UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION

			Washington,  D.C.     20549


				       FORM N-Q

		       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-03636
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                   The Guardian Variable Contract Funds, Inc.
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               (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
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               (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                       Thomas G. Sorell
     The Guardian Variable Contract      The Guardian Variable Contract
     Funds, Inc.			 Funds, Inc.
     7 Hanover Square                    7 Hanover Square
     New York, N.Y. 10004                New York, N.Y. 10004

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		(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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		Date of reporting period:  March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.



...   The Guardian Stock Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 97.6%
Shares                                                       Value
------------------------------------------------------------------
Aerospace and Defense - 2.1%
           121,800  General Dynamics Corp.          $   13,038,690
           114,100  United Technologies Corp.           11,599,406
                                                        24,638,096

Beverages - 1.8%
           184,200  Coca-Cola Co.                        7,675,614
           247,500  PepsiCo., Inc.                      13,124,925
                                                        20,800,539

Biotechnology - 1.0%
           206,000  Amgen, Inc. *                       11,991,260

Building Products - 1.1%
           354,300  Masco Corp.                         12,283,581

Capital Markets - 2.8%
           176,600  Lehman Brothers Hldgs., Inc.        16,628,656
           285,700  Merrill Lynch & Co., Inc.           16,170,620
                                                        32,799,276

Commercial Banks - 5.4%
           609,600  Bank of America Corp.               26,883,360
           199,900  Commerce Bancorp, Inc.               6,490,753
           169,800  Wachovia Corp.                       8,644,518
           340,900  Wells Fargo & Co.                   20,385,820
                                                        62,404,451

Commercial Services and Supplies - 1.0%
           278,100  Cintas Corp.                        11,488,311

Communications Equipment - 3.4%
           992,900  Cisco Systems, Inc. *               17,762,981
           803,300  Motorola, Inc.                      12,025,401
           251,100  QUALCOMM, Inc.                       9,202,815
                                                        38,991,197

Computers and Peripherals - 2.9%
           220,200  Dell, Inc. *                         8,460,084
           471,800  EMC Corp. *                          5,812,576
           302,800  Hewlett Packard Co.                  6,643,432
           143,000  Int'l. Business Machines            13,067,340
                                                        33,983,432

Consumer Finance - 0.5%
           116,600  American Express Co.                 5,989,742

Containers and Packaging - 0.6%
           443,400  Smurfit-Stone Container Corp. *      6,859,398

Diversified Financial Services - 3.5%
           601,166  Citigroup, Inc.                     27,016,400
           374,000  J.P. Morgan Chase & Co.             12,940,400
                                                        39,956,800

Diversified Telecommunication Services - 3.1%
           461,800  AT & T Corp.                         8,658,750
           474,700  SBC Comm., Inc.                     11,245,643
           459,600  Verizon Comm.                       16,315,800
                                                        36,220,193

Electric Utilities - 0.6%
           178,400  FPL Group, Inc.                      7,162,760

Electronic Equipment and Instruments - 0.6%
           228,000  Jabil Circuit, Inc. *                6,502,560

Energy Equipment and Services - 1.3%
           290,400  Transocean, Inc. *                  14,943,984

Food and Staples Retailing - 1.6%
           362,900  Wal-Mart Stores, Inc.               18,184,919

Food Products - 2.4%
           169,900  Bunge Ltd.                           9,154,212
           274,900  Dean Foods Co. *                     9,429,070
           251,500  McCormick & Co., Inc.                8,659,145
                                                        27,242,427

Gas Utilities - 0.6%
           300,000  NiSource, Inc.                       6,837,000

Health Care Equipment and Supplies - 4.2%
           372,600  Boston Scientific Corp. *           10,913,454
           135,300  C.R. Bard, Inc.                      9,211,224
            82,100  Guidant Corp.                        6,067,190
           266,370  Hospira, Inc. *                      8,595,760
           267,400  Medtronic, Inc.                     13,624,030
                                                        48,411,658

Health Care Providers and Services - 1.1%
           132,000  UnitedHealth Group                  12,590,160

Hotels, Restaurants and Leisure - 2.3%
           346,300  Carnival Corp.                      17,941,803
           391,500  Hilton Hotels Corp.                  8,750,025
                                                        26,691,828

Household Durables - 0.6%
           130,000  Centex Corp.                         7,445,100

Household Products - 3.4%
           227,200  Colgate-Palmolive Co.               11,853,024
           525,400  Procter & Gamble Co.                27,846,200
                                                        39,699,224

Industrial Conglomerates - 5.3%
            86,500  3M Co.                               7,412,185
         1,284,900  General Electric Co.                46,333,494
           226,200  Tyco Int'l. Ltd.                     7,645,560
                                                        61,391,239

Insurance - 3.7%
           151,800  Ambac Financial Group, Inc.         11,347,050
           282,500  American Int'l. Group, Inc.         15,653,325
           491,500  Fidelity National Financial, Inc.   16,190,010
                                                        43,190,385

Internet and Catalog Retail - 0.5%
           139,900  eBay, Inc. *                         5,212,674

Internet Software and Services - 0.7%
           232,000  Yahoo! Inc. *                        7,864,800

Machinery - 2.0%
           122,100  Caterpillar, Inc.                   11,164,824
           173,800  Deere & Co.                         11,667,194
                                                        22,832,018

Media - 5.1%
           340,700  Clear Channel Comm., Inc. *         11,743,929
           406,800  Comcast Corp. - Class A *           13,741,704
           113,500  Gannett Co., Inc.                    8,975,580
           485,800  Time Warner, Inc. *                  8,525,790
           474,900  Viacom, Inc.                        16,540,767
                                                        59,527,770

Metals and Mining - 2.4%
           282,000  Alcoa, Inc.                          8,569,980
           191,200  Phelps Dodge Corp.                  19,450,776
                                                        28,020,756

Multiline Retail - 1.4%
           305,800  J.C. Penney Co., Inc.               15,877,136

Multi-Utilities and Unregulated Power - 0.8%
           116,500  Dominion Resources, Inc.             8,671,095

Oil and Gas - 7.6%
           328,200  ChevronTexaco Corp.                 19,137,342
           230,000  Devon Energy Corp.                  10,982,500
           663,100  Exxon Mobil Corp.                   39,520,760
            88,500  Newfield Exploration Co. *           6,572,010
           164,600  Occidental Petroleum Corp.          11,714,582
                                                        87,927,194

Personal Products - 0.5%
           128,500  Estee Lauder Cos., Inc.              5,779,930

Pharmaceuticals - 6.8%
           245,800  Abbott Laboratories                 11,459,196
           124,700  Eli Lilly & Co.                      6,496,870
           318,700  Johnson & Johnson                   21,403,892
           184,000  Merck & Co., Inc.                    5,956,080
           791,280  Pfizer, Inc.                        20,786,926
           310,000  Wyeth                               13,075,800
                                                        79,178,764

Semiconductors and Semiconductor Equipment - 2.7%
           795,300  Intel Corp.                         18,474,819
           507,000  Texas Instruments, Inc.             12,923,430
                                                        31,398,249

Software - 5.1%
           942,600  Microsoft Corp.                     22,782,642
           933,300  Oracle Corp. *                      11,647,584
           926,900  Siebel Systems, Inc. *               8,462,597
           753,400  Symantec Corp. *                    16,070,022
                                                        58,962,845

Specialty Retail - 2.5%
           196,100  Best Buy Co., Inc.                  10,591,361
           228,400  Home Depot, Inc.                     8,734,016
           317,700  PETsMART, Inc.                       9,133,875
                                                        28,459,252

Thrifts and Mortgage Finance - 1.4%
            78,300  Federal Home Loan Mortgage Corp.     4,948,560
           206,900  Federal National Mortgage Assn.     11,265,705
                                                        16,214,265

Tobacco - 1.2%
           216,100  Altria Group, Inc.                  14,130,779

Total Common Stocks
(Cost $1,040,894,757)                                1,128,757,047
Repurchase Agreement - 2.7%
Principal
Amount                                                       Value
------------------------------------------------------------------
$       31,601,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $31,603,440 at
                    2.78%, due 4/1/2005 (1)
                    (Cost $31,601,000)              $   31,601,000

Total Investments - 100.3%
(Cost $1,072,495,757)                                1,160,358,047
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.3)%                                   (3,409,714)
Net Assets - 100%                                  $ 1,156,948,333


*     Non-income producing security.
(1) The repurchase agreement is collateralized by $32,645,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $32,236,938.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $  118,058,954
Gross unrealized depreciation .................       (30,196,664)
                                                   --------------
Net unrealized appreciation ...................    $   87,862,290
                                                   ==============
-----------------------------------------------------------------

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...   The Guardian VC 500 Index Fund

Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 98.6%
Shares                                                       Value
------------------------------------------------------------------
Aerospace and Defense - 2.1%
            15,041 Boeing Co.                      $      879,297
             3,298 General Dynamics Corp.                 353,051
             2,074 Goodrich Corp.                          79,414
            15,604 Honeywell Int'l., Inc.                 580,625
             1,900 L-3 Comm. Hldgs., Inc.                 134,938
             7,403 Lockheed Martin Corp.                  452,027
             7,130 Northrop Grumman Corp.                 384,877
             6,852 Raytheon Co.                           265,172
             2,736 Rockwell Collins, Inc.                 130,206
             9,200 United Technologies Corp.              935,272
                                                        4,194,879

Air Freight and Logistics - 1.0%
             5,194 FedEx Corp.                            487,976
               930 Ryder Systems, Inc.                     38,781
            19,459 United Parcel Svc., Inc.             1,415,448
                                                        1,942,205

Airlines - 0.1%
             1,843 Delta Airlines, Inc. *                   7,464
            18,199 Southwest Airlines Co.                 259,154
                                                          266,618

Auto Components - 0.2%
             1,100 Cooper Tire & Rubber Co.                20,196
             2,222 Dana Corp.                              28,419
            17,067 Delphi Corp.                            76,460
             2,622 Goodyear Tire & Rubber Co. *            35,004
             3,088 Johnson Controls, Inc.                 172,187
             1,955 Visteon Corp.                           11,163
                                                          343,429

Automobiles - 0.5%
            31,144 Ford Motor Co.                         352,862
            11,434 General Motors Corp.                   336,045
             5,221 Harley-Davidson, Inc.                  301,565
                                                          990,472

Beverages - 2.3%
            13,362 Anheuser-Busch Cos., Inc.              633,225
             2,046 Brown-Forman Corp.                     112,019
            42,764 Coca-Cola Co.                        1,781,976
             8,124 Coca-Cola Enterprises, Inc.            166,705
               541 Molson Coors Brewing Co.                41,749
            30,171 PepsiCo., Inc.                       1,599,968
             4,264 The Pepsi Bottling Group, Inc.         118,752
                                                        4,454,394

Biotechnology - 1.2%
            22,617 Amgen, Inc. *                        1,316,536
             3,176 Applera Corp.-Applied Biosystems G      62,694
             6,154 Biogen Idec, Inc. *                    212,375
             3,269 Chiron Corp. *                         114,611
             3,705 Genzyme Corp. *                        212,074
             7,400 Gilead Sciences, Inc. *                264,920
             3,941 MedImmune, Inc. *                       93,835
                                                        2,277,045

Building Products - 0.2%
             3,957 American Standard Cos., Inc.           183,921
             7,420 Masco Corp.                            257,252
                                                          441,173

Capital Markets - 2.8%
            13,570 Bank of New York, Inc.                 394,209
             1,876 Bear Stearns Cos., Inc.                187,412
            22,577 Charles Schwab Corp.                   237,284
             6,100 E*TRADE Financial Corp. *               73,200
             1,739 Federated Investors, Inc.               49,231
             4,487 Franklin Resources, Inc.               308,033
             8,002 Goldman Sachs Group, Inc.              880,140
             6,726 Janus Capital Group, Inc.               93,828
             4,624 Lehman Brothers Hldgs., Inc.           435,396
             7,285 Mellon Financial Corp.                 207,914
            17,464 Merrill Lynch & Co., Inc.              988,462
            19,283 Morgan Stanley                       1,103,952
             3,863 Northern Trust Corp.                   167,809
             6,370 State Street Corp.                     278,496
             2,158 T. Rowe Price Group, Inc.              128,142
                                                        5,533,508

Chemicals - 1.8%
             3,869 Air Products & Chemicals, Inc.         244,869
            16,542 Dow Chemical Co.                       824,619
            18,905 E.I. Du Pont de Nemours & Co.          968,692
             1,156 Eastman Chemical Co.                    68,204
             4,704 Ecolab, Inc.                           155,467
             1,924 Engelhard Corp.                         57,778
               751 Great Lakes Chemical Corp.              24,122
             1,633 Hercules, Inc. *                        23,662
             1,417 Int'l. Flavors & Fragrances, Inc.       55,972
             4,507 Monsanto Co.                           290,702
             2,995 PPG Inds., Inc.                        214,202
             5,483 Praxair, Inc.                          262,416
             3,888 Rohm & Haas Co.                        186,624
             1,351 Sigma-Aldrich                           82,749
                                                        3,460,078

Commercial Banks - 5.7%
             8,364 AmSouth Bancorporation                 217,046
            71,466 Bank of America Corp.                3,151,651
             9,234 BB&T Corp.                             360,865
             3,064 Comerica, Inc.                         168,765
             2,100 Compass Bancshares, Inc.                95,340
            10,354 Fifth Third Bancorp                    445,015
             1,892 First Horizon Nat'l. Corp.              77,175
             3,598 Huntington Bancshares, Inc.             85,992
             7,242 KeyCorp                                235,003
             2,000 M & T Bank Corp.                       204,120
             3,796 Marshall & Ilsley Corp.                158,483
            11,847 National City Corp.                    396,874
             7,566 North Fork Bancorporation, Inc.        209,881
             4,705 PNC Financial Svcs. Group              242,213
             7,258 Regions Financial Corp.                235,159
             6,623 SunTrust Banks, Inc.                   477,320
             5,299 Synovus Financial Corp.                147,630
            34,097 U.S. Bancorp                           982,675
            27,747 Wachovia Corp.                       1,412,600
            29,355 Wells Fargo & Co.                    1,755,429
             1,372 Zions Bancorporation                    94,695
                                                       11,153,931

Commercial Services and Supplies - 1.0%
             4,913 Allied Waste Inds., Inc. *              35,914
             2,958 Apollo Group, Inc. *                   219,069
             2,079 Avery Dennison Corp.                   128,752
            18,985 Cendant Corp.                          389,952
             3,041 Cintas Corp.                           125,624
             2,150 Equifax, Inc.                           65,983
             3,159 H & R Block, Inc.                      159,782
             1,670 Monster Worldwide, Inc. *               46,844
             4,365 Pitney Bowes, Inc.                     196,949
             4,695 R.R. Donnelley & Sons Co.              148,456
             2,619 Robert Half Int'l., Inc.                70,608
            11,422 Waste Management, Inc.                 329,525
                                                        1,917,458

Communications Equipment - 2.4%
            11,911 ADC Telecomm., Inc. *                   23,703
             3,629 Andrew Corp. *                          42,496
             6,957 Avaya, Inc. *                           81,258
            15,078 CIENA Corp. *                           25,934
           120,263 Cisco Systems, Inc. *                2,151,505
             2,797 Comverse Technology, Inc. *             70,541
            22,263 Corning, Inc. *                        247,787
            27,463 JDS Uniphase Corp. *                    45,863
            72,571 Lucent Technologies, Inc. *            199,570
            42,305 Motorola, Inc.                         633,306
            28,668 QUALCOMM, Inc.                       1,050,682
             2,342 Scientific Atlanta, Inc.                66,091
             6,153 Tellabs, Inc. *                         44,917
                                                        4,683,653

Computers and Peripherals - 3.8%
            14,433 Apple Computer, Inc. *                 601,423
            43,643 Dell, Inc. *                         1,676,764
            45,971 EMC Corp. *                            566,363
             4,846 Gateway, Inc. *                         19,529
            53,201 Hewlett Packard Co.                  1,167,230
            29,422 Int'l. Business Machines             2,688,582
             2,204 Lexmark Int'l. Group, Inc. *           176,254
             2,932 NCR Corp. *                             98,926
             6,233 Network Appliance, Inc. *              172,405
             1,397 QLogic Corp. *                          56,579
            55,932 Sun Microsystems, Inc. *               225,965
                                                        7,450,020

Construction and Engineering - 0.1%
             2,106 Fluor Corp.                            116,736

Construction Materials - 0.0%
             1,518 Vulcan Materials Co.                    86,268

Consumer Finance - 1.3%
            22,837 American Express Co.                 1,173,137
             4,124 Capital One Financial Corp.            308,351
            21,786 MBNA Corp.                             534,846
             4,322 Providian Financial Corp. *             74,166
             7,586 SLM Corp.                              378,086
                                                        2,468,586

Containers and Packaging - 0.2%
             1,698 Ball Corp.                              70,433
             2,984 Bemis Co., Inc.                         92,862
             2,370 Pactiv Corp. *                          55,339
             2,355 Sealed Air Corp. *                     122,319
               802 Temple-Inland, Inc.                     58,185
                                                          399,138

Distributors - 0.1%
             2,613 Genuine Parts Co.                      113,639

Diversified Financial Services - 3.4%
             4,000 CIT Group, Inc.                        152,000
            90,738 Citigroup, Inc.                      4,077,766
            62,708 J.P. Morgan Chase & Co.              2,169,697
             2,324 Moody's Corp.                          187,918
             5,188 Principal Financial Group, Inc.        199,686
                                                        6,787,067

Diversified Telecommunication Services - 2.7%
             5,102 ALLTEL Corp.                           279,845
            12,695 AT & T Corp.                           238,031
            32,063 BellSouth Corp.                        842,936
             2,122 CenturyTel, Inc.                        69,686
             4,221 Citizens Comm. Co.                      54,620
            32,677 Qwest Comm. Int'l., Inc. *             120,905
            57,053 SBC Comm., Inc.                      1,351,586
            26,761 Sprint Corp.                           608,813
            48,736 Verizon Comm.                        1,730,128
                                                        5,296,550

Electric Utilities - 2.1%
             1,880 Allegheny Energy, Inc. *                38,841
             2,715 Ameren Corp.                           133,062
             6,474 American Electric Power, Inc.          220,504
             4,548 CenterPoint Energy, Inc.                54,712
             3,156 CiNergy Corp.                          127,881
             3,764 Consolidated Edison, Inc.              158,766
             4,105 DTE Energy Co.                         186,695
             6,073 Edison Int'l.                          210,855
             3,852 Entergy Corp.                          272,182
            14,956 Exelon Corp.                           686,331
             5,251 FirstEnergy Corp.                      220,279
             6,212 FPL Group, Inc.                        249,412
             6,780 PG&E Corp.                             231,198
             1,550 Pinnacle West Capital Corp.             65,891
             2,808 PPL Corp.                              151,604
             4,078 Progress Energy, Inc.                  171,072
            13,384 Southern Co.                           426,013
             2,588 TECO Energy, Inc.                       40,580
             4,380 TXU Corp.                              348,779
             5,953 Xcel Energy, Inc.                      102,273
                                                        4,096,930

Electrical Equipment - 0.4%
             2,932 American Power Conversion Corp.         76,555
             1,394 Cooper Inds. Ltd.                       99,699
             7,195 Emerson Electric Co.                   467,171
             3,531 Rockwell Automation, Inc.              199,996
                                                          843,421

Electronic Equipment and Instruments - 0.3%
             9,869 Agilent Technologies, Inc. *           219,092
             2,956 Jabil Circuit, Inc. *                   84,305
             2,894 Molex, Inc.                             76,286
             9,102 Sanmina-SCI Corp. *                     47,512
            12,321 Solectron Corp. *                       42,754
             3,432 Symbol Technologies, Inc.               49,730
             1,335 Tektronix, Inc.                         32,747
                                                          552,426

Energy Equipment and Services - 1.2%
             2,344 B.J. Svcs. Co.                         121,607
             5,815 Baker Hughes, Inc.                     258,709
             9,595 Halliburton Co.                        414,984
             3,160 Nabors Inds., Inc. *                   186,882
             3,000 National-Oilwell Varco, Inc. *         140,100
             2,007 Noble Corp.                            112,814
             2,114 Rowan Cos., Inc.                        63,272
             9,779 Schlumberger Ltd.                      689,224
             6,670 Transocean, Inc. *                     343,238
                                                        2,330,830

Food and Staples Retailing - 2.9%
             6,087 Albertson's, Inc.                      125,697
             7,957 Costco Wholesale Corp.                 351,540
             6,646 CVS Corp.                              349,712
            16,796 Kroger Co. *                           269,240
             7,770 Safeway, Inc. *                        143,978
             2,000 Supervalu, Inc.                         66,700
            10,594 Sysco Corp.                            379,265
            66,782 Wal-Mart Stores, Inc.                3,346,446
            16,680 Walgreen Co.                           740,926
                                                        5,773,504

Food Products - 1.3%
            11,388 Archer-Daniels-Midland Co.             279,917
             7,064 Campbell Soup Co.                      204,997
             8,985 ConAgra Foods, Inc.                    242,775
             6,325 General Mills, Inc.                    310,874
             5,712 H.J. Heinz Co.                         210,430
             5,575 Hershey Foods Corp.                    337,064
             6,792 Kellogg Co.                            293,890
             2,128 McCormick & Co., Inc.                   73,267
            12,896 Sara Lee Corp.                         285,775
             4,322 W.M. Wrigley Jr. Co.                   283,394
                                                        2,522,383

Gas Utilities - 0.1%
             2,794 KeySpan Corp.                          108,882
               938 NICOR, Inc.                             34,790
             4,793 NiSource, Inc.                         109,233
               605 Peoples Energy Corp.                    25,362
                                                          278,267

Health Care Equipment and Supplies - 2.1%
               806 Bausch & Lomb, Inc.                     59,080
            10,086 Baxter Int'l., Inc.                    342,722
             4,439 Becton Dickinson & Co., Inc.           259,326
             3,938 Biomet, Inc.                           142,950
            15,375 Boston Scientific Corp. *              450,334
             1,891 C.R. Bard, Inc.                        128,739
             1,900 Fisher Scientific Int'l., Inc. *       108,148
             6,515 Guidant Corp.                          481,459
             2,597 Hospira, Inc. *                         83,805
            20,640 Medtronic, Inc.                      1,051,608
               723 Millipore Corp. *                       31,378
             1,870 PerkinElmer, Inc.                       38,578
             6,290 St. Jude Medical, Inc. *               226,440
             8,212 Stryker Corp.                          366,337
             2,490 Thermo Electron Corp. *                 62,972
             1,962 Waters Corp. *                          70,220
             4,170 Zimmer Hldgs., Inc. *                  324,468
                                                        4,228,564

Health Care Providers and Services - 2.6%
             5,246 Aetna, Inc.                            393,188
             2,113 AmerisourceBergen Corp.                121,054
             7,468 Cardinal Health, Inc.                  416,714
             7,500 Caremark Rx, Inc. *                    298,350
             3,196 Cigna Corp.                            285,403
             1,219 Express Scripts, Inc. *                106,285
             8,330 HCA, Inc.                              446,238
             4,134 Health Management Assoc., Inc.         108,228
             2,535 Humana, Inc. *                          80,968
             4,244 IMS Health, Inc.                       103,511
             2,400 Laboratory Corp. of America Hldgs.     115,680
             1,471 Manor Care, Inc.                        53,486
             5,159 McKesson Corp.                         194,752
             5,134 Medco Health Solutions, Inc. *         254,492
             1,848 Quest Diagnostics, Inc.                194,280
             7,310 Tenet Healthcare Corp. *                84,284
            11,650 UnitedHealth Group                   1,111,177
             5,653 WellPoint, Inc. *                      708,604
                                                        5,076,694

Hotels, Restaurants and Leisure - 1.5%
            10,827 Carnival Corp.                         560,947
             2,562 Darden Restaurants, Inc.                78,602
             1,671 Harrah's Entertainment, Inc.           107,913
             5,624 Hilton Hotels Corp.                    125,696
             5,884 Int'l. Game Technology                 156,868
             3,616 Marriott Int'l., Inc.                  241,766
            21,961 McDonald's Corp.                       683,866
             6,582 Starbucks Corp. *                      340,026
             4,298 Starwood Hotels & Resorts Worldwid     258,009
             1,730 Wendy's Int'l., Inc.                    67,539
             5,173 Yum! Brands, Inc.                      268,013
                                                        2,889,245

Household Durables - 0.5%
             1,205 Black & Decker Corp.                    95,183
             2,442 Centex Corp.                           139,853
             2,245 Fortune Brands, Inc.                   181,014
               745 KB Home                                 87,508
             2,928 Leggett & Platt, Inc.                   84,561
             1,166 Maytag Corp.                            16,289
             5,096 Newell Rubbermaid, Inc.                111,806
             2,430 Pulte Homes, Inc.                      178,921
               873 Snap-On, Inc.                           27,753
             1,281 Stanley Works                           57,991
             1,020 Whirlpool Corp.                         69,084
                                                        1,049,963

Household Products - 1.8%
             3,445 Clorox Co.                             217,001
             9,118 Colgate-Palmolive Co.                  475,686
             8,429 Kimberly-Clark Corp.                   554,038
            44,790 Procter & Gamble Co.                 2,373,870
                                                        3,620,595

Industrial Conglomerates - 4.8%
            13,794 3M Co.                               1,182,008
           188,851 General Electric Co.                 6,809,967
             2,366 Textron, Inc.                          176,551
            34,978 Tyco Int'l. Ltd.                     1,182,256
                                                        9,350,782

Information Technology Services - 1.1%
             2,300 Affiliated Computer Svcs., Inc. *      122,452
             9,913 Automatic Data Processing, Inc.        445,589
             3,266 Computer Sciences Corp. *              149,746
             2,590 Convergys Corp. *                       38,669
             8,214 Electronic Data Systems Corp.          169,783
            15,929 First Data Corp.                       626,169
             3,775 Fiserv, Inc. *                         150,245
             7,597 Paychex, Inc.                          249,334
             2,167 Sabre Hldgs. Corp.                      47,414
             5,126 SunGard Data Systems, Inc. *           176,847
             4,833 Unisys Corp. *                          34,121
                                                        2,210,369

Insurance - 4.0%
             4,624 ACE Ltd.                               190,833
             8,897 AFLAC, Inc.                            331,502
            11,699 Allstate Corp.                         632,448
             2,084 Ambac Financial Group, Inc.            155,779
            46,003 American Int'l. Group, Inc.          2,549,026
             5,608 Aon Corp.                              128,087
             3,268 Chubb Corp.                            259,054
             4,643 Cincinnati Financial Corp.             202,481
             4,690 Hartford Financial Svcs. Group, In     321,546
             2,210 Jefferson-Pilot Corp.                  108,401
             2,755 Lincoln Nat'l. Corp.                   124,361
             3,221 Loews Corp.                            236,872
             9,751 Marsh & McLennan Cos., Inc.            296,625
             2,700 MBIA, Inc.                             141,156
            12,872 MetLife, Inc.                          503,295
             3,556 Progressive Corp.                      326,299
             9,477 Prudential Financial, Inc.             543,980
             2,047 SAFECO Corp.                            99,709
            11,198 St. Paul Travelers Cos., Inc.          411,303
             1,782 Torchmark Corp.                         93,020
             4,910 UnumProvident Corp.                     83,568
             2,356 XL Capital Ltd.                        170,504
                                                        7,909,849

Internet and Catalog Retail - 0.4%
            21,734 eBay, Inc. *                           809,809

Internet Software and Services - 0.4%
            24,076 Yahoo! Inc. *                          816,176

Leisure Equipment and Products - 0.2%
             1,348 Brunswick Corp.                         63,154
             4,363 Eastman Kodak Co.                      142,016
             2,589 Hasbro, Inc.                            52,945
             6,533 Mattel, Inc.                           139,479
                                                          397,594

Machinery - 1.5%
             6,347 Caterpillar, Inc.                      580,370
               618 Cummins, Inc.                           43,476
             5,066 Danaher Corp.                          270,575
             3,966 Deere & Co.                            266,238
             7,032 Dover Corp.                            265,739
             2,646 Eaton Corp.                            173,049
             5,704 Illinois Tool Works, Inc.              510,679
             2,897 Ingersoll-Rand Co.                     230,746
             1,371 ITT Inds., Inc.                        123,719
             1,251 Navistar Int'l. Corp. *                 45,536
             3,049 PACCAR, Inc.                           220,717
             2,232 Pall Corp.                              60,532
             1,765 Parker-Hannifin Corp.                  107,524
                                                        2,898,900

Media - 3.9%
             9,954 Clear Channel Comm., Inc.              343,114
            39,788 Comcast Corp. - Class A *            1,344,039
             1,257 Dow Jones & Co., Inc.                   46,974
             5,313 Gannett Co., Inc.                      420,152
             7,803 Interpublic Group Cos., Inc. *          95,821
             1,544 Knight-Ridder, Inc.                    103,834
             3,262 McGraw-Hill Cos., Inc.                 284,609
               742 Meredith Corp.                          34,688
             3,273 New York Times Co.                     119,726
            44,800 News Corp.                             758,016
             3,111 Omnicom Group, Inc.                    275,386
            80,524 Time Warner, Inc. *                  1,413,196
             6,418 Tribune Co.                            255,886
             5,466 Univision Comm., Inc. *                151,354
            31,475 Viacom, Inc.                         1,096,274
            34,616 Walt Disney Co.                        994,518
                                                        7,737,587

Metals and Mining - 0.7%
            16,825 Alcoa, Inc.                            511,312
             1,206 Allegheny Technologies, Inc.            29,077
             3,191 Freeport-McMoran Copper & Gold, In     126,395
             8,404 Newmont Mining Corp.                   355,069
             2,961 Nucor Corp.                            170,435
             1,548 Phelps Dodge Corp.                     157,478
             1,988 United States Steel Corp.              101,090
                                                        1,450,856

Multiline Retail - 1.2%
             1,734 Big Lots, Inc. *                        20,843
             1,262 Dillards, Inc.                          33,948
             6,584 Dollar General Corp.                   144,255
             2,592 Family Dollar Stores, Inc.              78,693
             3,013 Federated Department Stores, Inc.      191,747
             5,398 J.C. Penney Co., Inc.                  280,264
             5,713 Kohl's Corp. *                         294,962
             5,409 May Department Stores Co.              200,241
             2,020 Nordstrom, Inc.                        111,868
             1,811 Sears Hldgs. Corp. *                   241,171
            15,146 Target Corp.                           757,603
                                                        2,355,595

Multi-Utilities and Unregulated Power - 0.9%
            13,081 AES Corp. *                            214,267
             5,634 Calpine Corp. *                         15,775
             2,152 CMS Energy Corp. *                      28,062
             3,844 Constellation Energy Group, Inc.       198,735
             5,457 Dominion Resources, Inc.               406,164
            16,879 Duke Energy Corp.                      472,781
             5,523 Dynegy, Inc. *                          21,595
             3,884 Public Svc. Enterprise Group, Inc.     211,251
             3,894 Sempra Energy                          155,137
                                                        1,723,767

Office Electronics - 0.1%
            13,191 Xerox Corp. *                          199,844

Oil and Gas - 7.5%
             1,807 Amerada Hess Corp.                     173,851
             4,593 Anadarko Petroleum Corp.               349,527
             5,496 Apache Corp.                           336,520
             1,031 Ashland, Inc.                           69,562
             6,900 Burlington Resources, Inc.             345,483
            37,624 ChevronTexaco Corp.                  2,193,855
            12,579 ConocoPhillips                       1,356,519
             8,698 Devon Energy Corp.                     415,330
            10,590 El Paso Corp.                          112,042
             4,845 EOG Resources, Inc.                    236,145
           114,302 Exxon Mobil Corp.                    6,812,399
             3,023 Kerr-McGee Corp.                       236,792
             2,245 Kinder Morgan, Inc.                    169,947
             6,505 Marathon Oil Corp.                     305,215
             6,729 Occidental Petroleum Corp.             478,903
             1,916 Sunoco, Inc.                           198,344
             5,044 Unocal Corp.                           311,164
             4,600 Valero Energy Corp.                    337,042
            10,715 Williams Cos., Inc.                    201,549
             6,133 XTO Energy, Inc.                       201,419
                                                       14,841,608

Paper and Forest Products - 0.4%
             4,327 Georgia-Pacific Corp.                  153,565
             8,205 Int'l. Paper Co.                       301,862
             1,564 Louisiana-Pacific Corp.                 39,319
             2,990 MeadWestvaco Corp.                      95,142
             3,710 Weyerhaeuser Co.                       254,135
                                                          844,023

Personal Products - 0.7%
             1,303 Alberto-Culver Co.                      62,362
             7,896 Avon Products, Inc.                    339,054
            17,408 Gillette Co.                           878,756
                                                        1,280,172

Pharmaceuticals - 6.9%
            28,789 Abbott Laboratories                  1,342,143
             2,263 Allergan, Inc.                         157,211
            33,837 Bristol-Myers Squibb Corp.             861,490
            19,439 Eli Lilly & Co.                      1,012,772
             7,079 Forest Laboratories, Inc. *            261,569
            53,354 Johnson & Johnson                    3,583,255
             3,645 King Pharmaceuticals, Inc. *            30,290
            41,058 Merck & Co., Inc.                    1,329,047
             4,500 Mylan Laboratories, Inc.                79,740
           132,703 Pfizer, Inc.                         3,486,108
            25,720 Schering-Plough Corp.                  466,818
             1,956 Watson Pharmaceuticals, Inc. *          60,108
            23,669 Wyeth                                  998,358
                                                       13,668,909

Real Estate - 0.6%
             3,463 Apartment Investment & Management      128,824
             3,300 Archstone-Smith Trust                  112,563
             8,963 Equity Office Pptys. Trust             270,055
             5,321 Equity Residential                     171,390
             3,362 Plum Creek Timber Co., Inc.            120,023
             2,792 ProLogis                               103,583
             4,402 Simon Ppty. Group, Inc.                266,673
                                                        1,173,111

Road and Rail - 0.6%
             6,461 Burlington Northern Santa Fe           348,442
             3,184 CSX Corp.                              132,614
             6,829 Norfolk Southern Corp.                 253,014
             5,442 Union Pacific Corp.                    379,307
                                                        1,113,377

Semiconductors and Semiconductor Equipment - 3.0%
             6,202 Advanced Micro Devices, Inc. *          99,976
             6,790 Altera Corp. *                         134,306
             6,027 Analog Devices, Inc.                   217,816
            29,509 Applied Materials, Inc. *              479,521
             4,503 Applied Micro Circuits Corp. *          14,815
             5,096 Broadcom Corp. *                       152,472
             8,971 Freescale Semiconductor, Inc. *        154,750
           112,153 Intel Corp.                          2,605,314
             3,328 KLA-Tencor Corp. *                     153,121
             5,347 Linear Technology Corp.                204,844
             5,561 LSI Logic Corp. *                       31,086
             5,529 Maxim Integrated Products, Inc.        225,970
            10,828 Micron Technology, Inc. *              111,962
             6,658 National Semiconductor Corp.           137,221
             2,370 Novellus Systems, Inc. *                63,350
             2,587 NVIDIA Corp. *                          61,467
             3,328 PMC-Sierra, Inc. *                      29,287
             3,377 Teradyne, Inc. *                        49,304
            31,480 Texas Instruments, Inc.                802,425
             5,730 Xilinx, Inc.                           167,488
                                                        5,896,495

Software - 3.8%
             4,677 Adobe Systems, Inc.                    314,154
             4,116 Autodesk, Inc.                         122,492
             3,606 BMC Software, Inc. *                    54,090
             2,616 Citrix Systems, Inc. *                  62,313
             9,555 Computer Assocs. Int'l., Inc.          258,940
             5,622 Compuware Corp. *                       40,478
             4,900 Electronic Arts, Inc. *                253,722
             3,165 Intuit, Inc. *                         138,532
             3,257 Mercury Interactive Corp. *            154,317
           186,465 Microsoft Corp.                      4,506,859
             7,029 Novell, Inc. *                          41,893
            86,211 Oracle Corp. *                       1,075,913
             3,906 Parametric Technology Corp. *           21,835
             9,147 Siebel Systems, Inc. *                  83,512
            13,554 Symantec Corp. *                       289,107
             6,867 VERITAS Software Corp. *               159,452
                                                        7,577,609

Specialty Retail - 2.3%
             4,700 AutoNation, Inc. *                      89,018
             1,474 AutoZone, Inc. *                       126,322
             5,064 Bed, Bath & Beyond, Inc. *             185,039
             5,827 Best Buy Co., Inc.                     314,716
             3,140 Circuit City Stores, Inc.               50,397
            40,030 Home Depot, Inc.                     1,530,747
             9,195 Limited Brands                         223,438
            13,284 Lowe's Cos., Inc.                      758,384
             4,624 Office Depot, Inc. *                   102,560
             2,141 OfficeMax, Inc.                         71,723
             2,565 RadioShack Corp.                        62,843
             2,251 Sherwin-Williams Co.                    99,021
             7,860 Staples, Inc.                          247,040
            14,914 The Gap, Inc.                          325,722
             2,179 Tiffany & Co.                           75,219
             8,072 TJX Cos., Inc.                         198,813
             3,176 Toys R Us, Inc. *                       81,814
                                                        4,542,816

Textiles, Apparel and Luxury Goods - 0.4%
             3,200 Coach, Inc. *                          181,216
             1,927 Jones Apparel Group, Inc.               64,535
             1,595 Liz Claiborne, Inc.                     64,007
             4,408 NIKE, Inc.                             367,231
               893 Reebok Int'l. Ltd.                      39,560
             1,636 V.F. Corp.                              96,753
                                                          813,302

Thrifts and Mortgage Finance - 1.7%
            10,510 Countrywide Financial Corp.            341,155
            11,687 Federal Home Loan Mortgage Corp.       738,618
            17,913 Federal National Mortgage Assn.        975,363
             5,106 Golden West Financial Corp.            308,913
             1,536 MGIC Investment Corp.                   94,725
             9,300 Sovereign Bancorp, Inc.                206,088
            15,091 Washington Mutual, Inc.                596,094
                                                        3,260,956

Tobacco - 1.4%
            37,795 Altria Group, Inc.                   2,471,415
             2,339 Reynolds American, Inc.                188,500
             2,531 UST, Inc.                              130,853
                                                        2,790,768

Trading Companies and Distributors - 0.1%
             2,192 W.W. Grainger, Inc.                    136,496

Wireless Telecommunication Services - 0.3%
            22,135 Nextel Comm., Inc. *                   629,077

Total Common Stocks
(Cost $175,302,610)                                   194,069,516
U.S. Government Security - 0.1%
Principal
Amount                                                      Value
------------------------------------------------------------------
$          250,000 U.S. Treasury Bill
                   2.635% due 5/26/2005 (1)
                   (Cost $248,994)                 $      248,994


Repurchase Agreement - 1.7%
$        3,223,000 State Street Bank and Trust Co.
                   repurchase agreement,
                   dated 3/31/2005, maturity
                   value $3,223,249 at
                    2.78%, due 4/1/2005 (2)
                   (Cost $3,223,000)               $    3,223,000

Total Investments - 100.4%
(Cost $178,774,604)                                   197,541,510
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.4)%                                    (698,619)
Net Assets - 100%                                  $  196,842,891


*     Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is collateralized by $3,330,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $3,288,375.

Purchased Futures Contracts
                                                        Unrealized
Contract   Description                 Expiration     Depreciation
------------------------------------------------------------------
   10      S&P 500 Index                   6/2005     $  (111,705)

------------------------------------------------------------------

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   39,694,144
Gross unrealized depreciation .................       (20,927,238)
                                                   --------------
Net unrealized appreciation ...................    $   18,766,906
                                                   ==============
------------------------------------------------------------------

------------------------------------------------------------------



...   The Guardian VC Asset Allocation Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Mutual Funds -- 53.6%
Shares                                                      Value
------------------------------------------------------------------
Equity - 53.6%
         3,380,940  The Guardian VC 500 Index Fund *+
(Cost $30,632,368)                                  $   29,312,750

U.S. Government Securities - 3.2%
Principal
Amount                                                       Value
------------------------------------------------------------------
                    U.S. Treasury Bills
$        1,700,000  2.30%, 4/21/2005 (1)            $    1,697,828
            75,000  2.32%, 4/14/2005 (1)                    74,937

Total U.S. Government Securities
(Cost $1,772,765)                                        1,772,765

Repurchase Agreements - 43.3%
$       12,000,000  Lehman Brothers
                    repurchase agreement,           $   12,000,000
                    dated 3/31/2005, maturity
                     value $12,000,907 at
                     2.72%, due 4/1/2005 (2)
        11,712,000  State Street Bank and Trust Co.
                    repurchase agreement,               11,712,000
                    dated 3/31/2005, maturity
                    value $11,712,904 at
                    2.78%, due 4/1/2005 (3)

Total Repurchase Agreements
(Cost $23,712,000)                                      23,712,000
Total Investments - 100.1%
 (Cost $56,117,133)                                     54,797,515
Liabilities in Excess of Cash, Receivables and
Other Assets - (0.1)%                                      (46,889)
Net Assets - 100%                                   $   54,750,626


Purchased Futures Contracts
                                                        Unrealized
Contract   Description                 Expiration     Depreciation
------------------------------------------------------------------
   67      S&P 500 Index                   6/2005     $   (748,426)

------------------------------------------------------------------

Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................     $            -
Gross unrealized depreciation .................         (1,319,618)
                                                    --------------
Net unrealized depreciation ...................     $   (1,319,618)
                                                    ==============
------------------------------------------------------------------


Investment in Affiliates (4)
       A summary of GVCAAF transactions in affiliated securities during the three months ended March 31, 2005 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and       March 31,
    Name of Issuer            2004    Additions    Reductions          2005
-----------------------    -------------------------------------------------
The Guardian S&P 500
Index Fund                3,380,940            -            -     3,380,940


                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                          March 31, In Dividend   Underlying           Gain
    Name of Issuer            2005       Income        Funds       on Sales
-----------------------    -------------------------------------------------
The Guardian S&P 500
Index Fund              29,312,750            -            -              -



                       Balance of         Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and       March 31,
    Name of Issuer            2004    Additions    Reductions          2005
-----------------------    -------------------------------------------------
The Guardian Bond
Fund, Inc.                 470,055            -     (470,055)             -



                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                          March 31, In Dividend   Underlying           Loss
    Name of Issuer            2005       Income        Funds       on Sales
-----------------------    -------------------------------------------------
The Guardian Bond
Fund, Inc.                       -            -            -       (205,314)


*     The Guardian VC 500 Index Fund financials are included herein.
+ Affiliated issuer, as defined in the 1940 Act which includes issuers in which the Fund held 5% or more of the outstanding voting securities.
(1) The U.S. Treasury Bills are segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is collateralized by $10,880,000 in U.S. Government Agency 7.00%, due 3/15/10, with a value of $12,026,151.
(3) The repurchase agreement is collateralized by $12,100,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $11,948,750.
(4) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.


----------------------------------------------------------------------------

----------------------------------------------------------------------------

...   The Guardian VC High Yield Bond Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Corporate Bonds -- 92.3%                         Rating
Principal                                       Moody's/
Amount                                            S&P*                Value
----------------------------------------------------------------------------
Aerospace and Defense - 1.4%
                    Alliant Techsystems, Inc.
$          335,000  Sr. Sub. Nt.
                    8.50% due 5/15/2011           B2/B       $      355,100
                    Comm. & Power Inds., Inc.
           499,000  Sr. Sub. Nt.
                    8.00% due 2/1/2012            B3/B-             506,485
                                                                    861,585

Automotive - 2.3%
                    Affinia Group, Inc.
           315,000  Sr. Sub. Nt. +
                    9.00% due 11/30/2014          Caa1/B            291,375
                    Keystone Automotive Operations
           500,000  Sr. Sub. Nt.
                    9.75% due 11/1/2013           B3/B-             502,500
                    Tenneco Automotive, Inc.
           368,000  Sr. Sub. Nt. +
                    8.625% due 11/15/2014         B3/B-             359,720
                    United Components, Inc.
           280,000  Sr. Sub. Nt.
                    9.375% due 6/15/2013          B3/B              279,300
                                                                  1,432,895

Banking - 0.4%
                    Western Financial Bank
           200,000  Sub. Cap. Debt.
                    9.625% due 5/15/2012          B1/BB-            222,000

Building Materials - 1.1%
                    Norcraft Cos. Fin.
           257,000  Sr. Sub. Nt.
                    9.00% due 11/1/2011           B3/B-             265,995
                    Ply Gem Inds., Inc.
           399,000  Sr. Sub. Nt.
                    9.00% due 2/15/2012           B3/B-             377,055
                                                                    643,050

Chemicals - 6.3%
                    Equistar Chemicals LP
           845,000  Sr. Nt.
                    10.125% due 9/1/2008          B2/B+             933,725
                    FMC Corp.
           160,000  Sr. Sec. Nt.
                    10.25% due 11/1/2009          Ba2/BB+           178,400
                    Huntsman Advanced Materials
           278,000  Sr. Sec. Nt. +
                    11.00% due 7/15/2010          Ba3/BB-           319,005
                    Huntsman Int'l. LLC
           167,000  Sr. Nt.
                    9.875% due 3/1/2009           B2/B+             180,360
                    Huntsman LLC
           184,000  Sr. Nt. +(3)
                    12.00% due 7/15/2012          B2/B              215,280
                    Koppers, Inc.
           437,000  Sec. Nt.
                    9.875% due 10/15/2013         B2/B              487,255
                    Lubrizol Corp.
           630,000  Sr. Nt.
                    5.50% due 10/1/2014           Baa3/BB+          630,918
                    Lyondell Chemical Co.
           278,000  Sr. Sub. Nt.
                    10.875% due 5/1/2009          B3/B-             288,425
                    Millennium America, Inc.
           360,000  Sr. Nt.
                    9.25% due 6/15/2008           B1/B+             386,100
                    Nalco Co.
           222,000  Sr. Sub. Nt.
                    8.875% due 11/15/2013         Caa1/B-           237,540
                                                                  3,857,008

Construction Machinery - 2.1%
                    Joy Global, Inc.
            80,000  Sr. Sub. Nt.
                    8.75% due 3/15/2012           Ba2/BB-            88,000
                    NMHG Hldg. Co.
            80,000  Sr. Nt.
                    10.00% due 5/15/2009          B3/B+              86,200
                    Terex Corp.
           155,000  Sr. Sub. Nt.
                    9.25% due 7/15/2011           B3/B              168,950
           255,000  Sr. Sub. Nt.
                    10.375% due 4/1/2011          B3/B              277,312
                    United Rentals NA, Inc.
           672,000  Sr. Sub. Nt.
                    7.75% due 11/15/2013          B2/B+             651,840
                                                                  1,272,302

Consumer Products - 2.9%
                    Bombardier Recreational Products
           214,000  Sr. Sub. Nt.
                    8.375% due 12/15/2013         B3/B-             226,840
                    Elizabeth Arden, Inc.
           555,000  Sr. Sub. Nt.
                    7.75% due 1/15/2014           B2/B-             571,650
                    Jafra Cosmetics
           387,000  Sr. Sub. Nt.
                    10.75% due 5/15/2011          B3/B-             445,050
                    Rayovac Corp.
           277,000  Sr. Sub. Nt.
                    8.50% due 10/1/2013           B3/B-             285,310
                    Riddell Bell Hldgs., Inc.
           252,000  Sr. Sub. Nt. +
                    8.375% due 10/1/2012          B3/B-             258,300
                                                                  1,787,150

Electric - 12.2%
                    Allegheny Energy Supply
         1,110,000  Nt.
                    7.80% due 3/15/2011           B2/B-           1,151,625
                    CMS Energy Corp.
           280,000  Sr. Nt.
                    8.50% due 4/15/2011           B1/B+             302,400
                    Dynegy Hldgs., Inc.
           280,000  Sr. Sec. Nt. +
                    10.125% due 7/15/2013         B3/B-             305,200
                    Edison Mission Energy
           280,000  Sr. Nt.
                    9.875% due 4/15/2011          B1/B+             323,400
           555,000  Sr. Nt.
                    10.00% due 8/15/2008          B1/B+             616,744
                    Mission Energy Hldg.
           840,000  Sr. Sec. Nt.
                    13.50% due 7/15/2008          B2/CCC+         1,008,000
                    Nevada Power Co.
           368,000  Gen'l. Ref. Mtg. Nt. +
                    5.875% due 1/15/2015          Ba2/BB            358,800
                    NRG Energy, Inc.
           460,000  Sec. Nt. +
                    8.00% due 12/15/2013          B1/B              486,450
                    Sierra Pacific Resources
         1,120,000  Sr. Nt.
                    8.625% due 3/15/2014          B2/B-           1,192,800
                    Teco Energy, Inc.
           840,000  Nt.
                    7.00% due 5/1/2012            Ba2/BB            876,750
                    UtiliCorp Canada Fin.
           840,000  Sr. Nt.
                    7.75% due 6/15/2011           B2/B-             865,200
                                                                  7,487,369

Energy - 2.8%
                    Chesapeake Energy Corp.
           228,000  Sr. Nt. +
                    6.375% due 6/15/2015          Ba3/BB-           225,150
                    Dresser, Inc.
           333,000  Sr. Nt.
                    9.375% due 4/15/2011          B2/B              352,980
                    Forest Oil Corp.
           280,000  Sr. Nt.
                    7.75% due 5/1/2014            Ba3/BB-           296,800
                    Newpark Resources, Inc.
           300,000  Sr. Sub. Nt. Ser. B
                    8.625% due 12/15/2007         B2/B              297,000
                    Pride Int'l., Inc.
           168,000  Sr. Nt.
                    7.375% due 7/15/2014          Ba2/BB-           178,080
                    Stone Energy Corp.
           114,000  Sr. Sub. Nt.
                    6.75% due 12/15/2014          B2/B+             110,580
                    Western Oil Sands, Inc.
           222,000  Sr. Sec. Nt.
                    8.375% due 5/1/2012           Ba2/BB+           252,750
                                                                  1,713,340

Entertainment - 2.0%
                    Intrawest Corp.
           504,000  Sr. Nt.
                    7.50% due 10/15/2013          B1/B+             505,260
                    Time Warner Cos., Inc.
           630,000  Debt.
                    7.25% due 10/15/2017          Baa1/BBB+         714,392
                                                                  1,219,652

Environmental - 0.4%
                    Allied Waste NA, Inc.
           250,000  Sr. Nt.
                    7.875% due 4/15/2013          B2/BB-            249,375

Food and Beverage - 4.9%
                    American Seafood Group LLC
           320,000  Sr. Sub. Nt.
                    10.125% due 4/15/2010         B3/B-             345,600
                    ASG Con. LLC/Fin., Inc.
           420,000  Sr. Disc. Nt. +(1)
                    0/11.50% due 11/1/2011        Caa1/B-           294,000
                    Del Monte Corp.
           441,000  Sr. Sub. Nt. +
                    6.75% due 2/15/2015           B2/B              429,975
                    Michael Foods, Inc.
           555,000  Sr. Sub. Nt.
                    8.00% due 11/15/2013          B3/B-             577,200
                    Premium Standard Farms, Inc.
           722,000  Sr. Nt.
                    9.25% due 6/15/2011           B1/BB             774,345
                    Seminis Vegetable Seeds, Inc.
           500,000  Sr. Sub. Nt.
                    10.25% due 10/1/2013          B3/B-             590,000
                                                                  3,011,120

Gaming - 0.8%
                    Harrahs Operating Co., Inc.
           315,000  Nt.
                    5.375% due 12/15/2013         Baa3/BBB-         312,280
                    Sun Int'l. Hotels Ltd.
           155,000  Sr. Sub. Nt.
                    8.875% due 8/15/2011          B2/B              166,238
                                                                    478,518

Health Care - 5.2%
                    Alliance Imaging, Inc.
           456,000  Sr. Sub. Nt. +
                    7.25% due 12/15/2012          B3/B-             430,920
                    Bio-Rad Laboratories, Inc.
           257,000  Sr. Sub. Nt. +
                    6.125% due 12/15/2014         Ba3/BB-           251,860
                    Coventry Health Care, Inc.
           441,000  Sr. Nt. +
                    6.125% due 1/15/2015          Ba1/BBB-          440,449
                    Fisher Scientific Int'l., Inc.
           363,000  Sr. Sub. Nt.
                    8.00% due 9/1/2013            Ba3/BB+           394,762
           217,000  Sr. Sub. Nt.
                    8.125% due 5/1/2012           Ba3/BB+           235,445
                    Fresenius Medical Care
           310,000  Capital Tr.
                    7.875% due 6/15/2011          Ba2/BB-           335,575
                    HCA, Inc.
           368,000  Nt.
                    6.375% due 1/15/2015          Ba2/BB+           365,292
                    Medical Device Mfg., Inc.
           280,000  Sr. Sub. Nt.
                    10.00% due 7/15/2012          Caa1/B-           299,600
                    National Nephrology Assocs., Inc.
           368,000  Sr. Sub. Nt. +
                    9.00% due 11/1/2011           B1/B              408,020
                                                                  3,161,923

Home Construction - 1.2%
                    D.R. Horton, Inc.
           560,000  Sr. Nt.
                    5.625% due 9/15/2014          Ba1/BB+           531,619
                    K. Hovnanian Enterprises, Inc.
           221,000  Sr. Nt. +
                    6.25% due 1/15/2015           Ba1/BB            211,512
                                                                    743,131

Industrial-Other - 1.6%
                    Da Lite Screen Co., Inc.
           167,000  Sr. Nt.
                    9.50% due 5/15/2011           B2/B-             181,195
                    General Cable Corp.
           425,000  Sr. Nt.
                    9.50% due 11/15/2010          B2/B              467,500
                    PerkinElmer, Inc.
           320,000  Sr. Sub. Nt.
                    8.875% due 1/15/2013          Ba3/BB-           358,400
                                                                  1,007,095

Lodging - 0.7%
                    Host Marriott LP
           285,000  Sr. Nt. Ser. J
                    7.125% due 11/1/2013          Ba3/B+            282,862
                    John Q. Hammons Hotels LP
           160,000  1st Mtg. Nt. Ser. B
                    8.875% due 5/15/2012          B2/B              171,600
                                                                    454,462

Media-Cable - 6.3%
                    Charter Comm. Hldgs. II
           912,000  Sr. Nt.
                    10.25% due 9/15/2010          Caa1/CCC-         930,240
                    Charter Comm. Operating LLC
           278,000  Sr. Nt. +
                    8.00% due 4/30/2012           B2/B-             276,610
                    Comcast Cable Comm.
           630,000  Nt.
                    8.875% due 5/1/2017           Baa3/BBB          795,456
                    CSC Hldgs., Inc.
           810,000  Debt.
                    7.625% due 7/15/2018          B1/BB-            842,400
           310,000  Debt.
                    7.875% due 2/15/2018          B1/BB-            328,600
                    Insight Comm., Inc.
           368,000  Sr. Disc. Nt. (1)
                    0/12.25% due 2/15/2011        Caa2/B-           366,160
                    Insight Midwest LP
           278,000  Sr. Nt.
                    10.50% due 11/1/2010          B2/B+             297,460
                                                                  3,836,926

Media-NonCable - 5.5%
                    Allbritton Comm. Co.
           125,000  Sr. Sub. Nt.
                    7.75% due 12/15/2012          B3/B-             123,125
                    American Media Operations, Inc.
           330,000  Sr. Sub. Nt. Ser. B
                    10.25% due 5/1/2009           B3/B-             340,725
                    Dex Media East LLC
           269,000  Sr. Sub. Nt.
                    12.125% due 11/15/2012        B2/B              318,765
                    DirecTV Hldgs. Fin.
           168,000  Sr. Nt.
                    8.375% due 3/15/2013          Ba2/BB-           181,860
                    EchoStar DBS Corp.
           530,000  Sr. Nt.
                    6.375% due 10/1/2011          Ba3/BB-           519,400
           280,000  Sr. Nt. +
                    6.625% due 10/1/2014          Ba3/BB-           270,550
                    Houghton Mifflin Co.
           382,000  Sr. Sub. Nt.
                    9.875% due 2/1/2013           Caa1/B-           393,460
                    News America, Inc.
           630,000  Debt.
                    7.25% due 5/18/2018           Baa3/BBB-         707,295
                    R.H. Donnelley Fin. Corp. I
           285,000  Sr. Sub. Nt. +
                    10.875% due 12/15/2012        B2/B+             328,462
                    Radio One, Inc.
           209,000  Sr. Sub. Nt. +
                    6.375% due 2/15/2013          B2/B-             205,343
                                                                  3,388,985

Metals and Mining - 3.7%
                    AK Steel Corp.
         1,176,000  Sr. Nt.
                    7.75% due 6/15/2012           B1/B+           1,131,900
                    Century Aluminum Co.
           285,000  Sr. Nt.
                    7.50% due 8/15/2014           B1/BB-            287,850
                    Luscar Coal Ltd.
           154,000  Sr. Nt.
                    9.75% due 10/15/2011          Ba3/BB            169,400
                    Oregon Steel Mills, Inc.
           336,000  1st Mtg. Nt.
                    10.00% due 7/15/2009          B1/B              363,720
                    Peabody Energy Corp.
           280,000  Sr. Nt.
                    6.875% due 3/15/2013          Ba3/BB-           288,400
                                                                  2,241,270

Natural Gas-Pipelines - 5.6%
                    El Paso Natural Gas
           600,000  Sr. Nt.
                    7.625% due 8/1/2010           B1/B-             629,167
                    Enterprise Products Operating
           630,000  Nt. +
                    5.00% due 3/1/2015            Baa3/BB+          590,587
                    Holly Energy Partners LP
           295,000  Sr. Nt. +
                    6.25% due 3/1/2015            Ba3/B+            283,200
                    Northwest Pipeline Corp.
           126,000  Sr. Nt.
                    8.125% due 3/1/2010           Ba2/B+            134,820
                    Southern Natural Gas Co.
           377,000  Nt.
                    7.35% due 2/15/2031           B1/B-             385,064
                    Transcontinental Gas Pipeline Corp.
            75,000  Nt. Ser. B
                    7.00% due 8/15/2011           Ba2/B+             79,687
                    Williams Cos., Inc.
         1,242,000  Nt.
                    8.125% due 3/15/2012          B1/B+           1,359,990
                                                                  3,462,515

Noncaptive Consumer - 0.7%
                    Dollar Financial Group, Inc.
           416,000  Sr. Nt.
                    9.75% due 11/15/2011          B3/B              443,040

Non Sovereign - 1.1%
                    Gazprom OAO
           600,000  Nt. +
                    9.625% due 3/1/2013           NA/BB-            685,500

Packaging - 2.2%
                    Ball Corp.
           298,000  Sr. Nt.
                    6.875% due 12/15/2012         Ba2/BB            307,312
                    Crown European Hldgs. S.A.
           202,000  Sec. Nt.
                    9.50% due 3/1/2011            B1/B+             221,695
                    Owens-Brockway Glass Container
           306,000  Sr. Sec. Nt.
                    7.75% due 5/15/2011           B1/BB-            320,535
           282,000  Sec. Nt.
                    8.875% due 2/15/2009          B1/BB-            301,035
                    Silgan Hldgs., Inc.
           222,000  Sr. Sub. Nt.
                    6.75% due 11/15/2013          B1/B+             224,220
                                                                  1,374,797

Paper and Forest Products - 3.6%
                    Graphic Packaging Int'l., Inc.
           389,000  Sr. Sub. Nt.
                    9.50% due 8/15/2013           B3/B-             412,340
                    Millar Western Forest
           222,000  Sr. Nt.
                    7.75% due 11/15/2013          B2/B+             219,780
                    Packaging Corp. of America
           588,000  Sr. Nt
                    5.75% due 8/1/2013            Ba1/BBB           582,209
                    Stone Container Corp.
           555,000  Sr. Nt.
                    8.375% due 7/1/2012           B2/B              573,037
                    Stone Container Fin. Canada
           441,000  Sr. Nt.
                    7.375% due 7/15/2014          B2/B              436,590
                                                                  2,223,956

Retailers - 2.1%
                    J.C. Penney Co., Inc.
         1,176,000  Debt.
                    7.95% due 4/1/2017            Ba2/BB+         1,117,200
                    Rent-A-Center
           171,000  Sr. Sub. Nt. Ser. B
                    7.50% due 5/1/2010            B1/BB-            170,145
                                                                  1,287,345

Technology - 2.4%
                    AMI Semiconductor, Inc.
           218,000  Sr. Sub. Nt.
                    10.75% due 2/1/2013           B2/B              261,055
                    Flextronics Int'l. Ltd.
           114,000  Sr. Sub. Nt.
                    6.25% due 11/15/2014          Ba2/BB-           108,300
                    Iron Mountain, Inc.
           750,000  Sr. Sub. Nt.
                    8.625% due 4/1/2013           Caa1/B            757,500
                    Magnachip Semiconductor
           228,000  Sr. Nt. +
                    6.875% due 12/15/2011         Ba3/B+            230,280
           114,000  Sr. Sub. Nt. +
                    8.00% due 12/15/2014          B2/B-             116,565
                                                                  1,473,700

Textile - 1.5%
                    Oxford Inds., Inc.
           200,000  Sr. Nt.
                    8.875% due 6/1/2011           B2/B              212,000
                    Russell Corp.
           205,000  Sr. Nt.
                    9.25% due 5/1/2010            B1/BB-            217,813
                    St. John Knits Int'l., Inc.
           250,000  Sr. Sub. Nt.
                    12.50% due 7/1/2009           B3/B-             266,562
                    William Carter Co.
           227,000  Sr. Sub. Nt. Ser. B
                    10.875% due 8/15/2011         B3/B+             250,835
                                                                    947,210

Transportation - 0.6%
                    Omi Corp.
           170,000  Sr. Nt.
                    7.625% due 12/1/2013          B1/B+             176,588
                    Teekay Shipping Corp.
           160,000  Sr. Nt.
                    8.875% due 7/15/2011          Ba2/BB-           178,400
                                                                    354,988

Wireless Communications - 5.6%
                    Centennial Cell Comm. Corp.
           500,000  Sr. Nt.
                    10.125% due 6/15/2013         Caa1/CCC          552,500
                    Inmarsat Fin. PLC
           342,000  Sr. Nt.
                    7.625% due 6/30/2012          B2/B-             340,290
                    Nextel Comm., Inc.
         1,500,000  Sr. Nt.
                    7.375% due 8/1/2015           Ba3/BB          1,584,375
                    Nextel Partners, Inc.
           260,000  Sr. Nt.
                    8.125% due 7/1/2011           B3/B-             276,250
                    Rogers Wireless, Inc.
           420,000  Sr. Sub. Nt.
                    8.00% due 12/15/2012          B2/B              431,550
                    Ubiquitel Operating Co.
           222,000  Sr. Nt.
                    9.875% due 3/1/2011           Caa1/CCC          244,755
                                                                  3,429,720

Wireline Communications - 3.1%
                    Citizens Comm. Co.
           171,000  Sr. Nt.
                    6.25% due 1/15/2013           Ba3/BB+           160,740
                    MCI, Inc.
           285,000  Sr. Nt. (3)
                    7.688% due 5/1/2009           B2/B+             296,400
                    Qwest Corp.
           285,000  Debt.
                    7.20% due 11/10/2026          Ba3/BB-           257,925
           840,000  Sr. Nt. +
                    7.875% due 9/1/2011           Ba3/BB-           865,200
                    U.S. West Comm.
           336,000  Debt.
                    8.875% due 6/1/2031           Ba3/BB-           337,680
                                                                  1,917,945

Total Corporate Bonds
(Cost $55,763,041)                                               56,669,872

Sovereign Debt Security - 1.4%
                    Federative Republic of Brazil
                    Nt.
                    9.25% due 10/22/2010          B1/BB-
(Cost $861,465)                                                     878,850

Warrant - 0.0%
Shares                                                                Value
----------------------------------------------------------------------------
                    XM Satellite Radio, Inc.
               170  exp. 3/15/2010
(Cost $34,340)                                               $       11,900

Repurchase Agreement - 4.3%
Principal
Amount                                                                Value
----------------------------------------------------------------------------
$        2,625,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                     value $2,625,203 at
                    2.78% due 4/1/2005 (2)
                    (Cost $2,625,000)                        $    2,625,000

Total Investments - 98.0%
 (Cost $59,283,846)                                              60,185,622
Cash, Receivables and Other Assets
Less Liabilities - 2.0%                                           1,235,154
Net Assets - 100%                                            $   61,420,776



*     Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $9,138,312 representing 14.9% of net assets.
(1)   Step-up bond.
(2) The repurchase agreement is collateralized by $2,695,000 in U.S. Government Agency 4.375%, due 3/17/10, with a value of $2,682,172. portfolio.
(3) Floating rate note. The rate shown is the rate in effect at March 31, 2005.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    1,812,760
Gross unrealized depreciation .................          (910,984)
                                                   --------------
Net unrealized appreciation ...................    $      901,776
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------




...   The Guardian VC Low Duration Bond Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Asset Backed Securities -- 11.0%
Principal
Amount                                                      Value
------------------------------------------------------------------
$          125,000  Chase Manhattan Auto Owner Tr.
                    2003-A A4
                    2.06% due 12/15/2009            $      120,895
           210,000  Countrywide Asset-Backed Certificates
                    2004-AB2 A2
                    3.12% due 5/25/2036 (1)                210,393
           410,000  Harley-Davidson Motorcycle Tr.
                    2004-1 A2
                    2.53% due 11/15/2011                   396,519
           158,000  Navistar Financial Corp. Owner Tr.
                    2004-A A3
                    2.01% due 8/15/2008                    154,920
           410,000  New Century Home Equity Loan Tr.
                    2004-4 A4
                    3.13% due 2/25/2035 (1)                411,237
           100,000  PP&L Transition Bond Co. LLC
                    1999-1 A7
                    7.05% due 6/25/2009                    104,463
                    Residential Asset Mtg. Prods., Inc.
                    2003-RZ3 A3
           409,000  2.14% due 2/25/2030                    405,316
                    2002-RS5 AI4
            27,313  4.428% due 9/25/2030                    27,263
           185,000  Residential Funding Mtg. Secs.
                    2003-HS3 AI2
                    3.15% due 7/25/2018                    181,752
           355,000  Volkswagen Auto Lease Tr.
                    2005-A A2
                    3.52% due 4/20/2007                    354,378
           413,000  World Omni Auto Receivables Tr.
                    2005-A A4
                    3.82% due 11/12/2011                   405,651

Total Asset Backed Securities
(Cost $2,788,333)                                        2,772,787

Collateralized Mortgage Obligations - 7.2%
$          200,000  Countrywide Home Loans
                    2002-19 1A1
                    6.25% due 11/25/2032            $      203,500
                    FHLMC

                    2430 GD
             9,211  6.50% due 11/15/2030                     9,221
                    2598 QC
           315,000  4.50% due 6/15/2027                    312,033
                    2744 VC
           109,796  5.50% due 4/15/2011                    112,307
                    2500 TD
           260,000  5.50% due 2/15/2016                    264,831
                    2517 TG
           142,017  5.50% due 4/15/2028                    142,150
                    1650 J
           205,000  6.50% due 6/15/2023                    210,955
                    FNMA
                    2003-13 ME
           307,000  5.00% due 2/25/2026                    308,618
                    2002-55 PC
           105,000  5.50% due 4/25/2026                    105,837
                    2001-51 PH
            90,148  6.00% due 8/25/2030                     91,915
            40,161  GNMA
                    2002-93 NV
                    4.75% due 2/20/2032                     39,816
            18,053  Prudential Home Mtg. Secs.
                    1993-60 A3
                    6.75% due 12/25/2023                    18,013

Total Collateralized Mortgage Obligations
(Cost $1,846,952)                                        1,819,196

Commercial Mortgage Backed Securities - 8.5%
$          240,000  Chase Comm'l. Mtg. Sec. Corp.
                    1998-2 A2
                    6.39% due 11/18/2030            $      253,641
           430,000  Chase Comm'l. Mtg. Secs. Corp.
                    1997-1 C
                    7.37% due 6/19/2029                    453,180
           127,804  GMAC Comm'l. Mtg. Sec., Inc.
                    1997-C1 A3
                    6.869% due 7/15/2029                   133,747
           200,000  Greenwich Capital Comm'l. Funding Corp.
                    2004-GG1 A2
                    3.835% due 6/10/2036                   197,789
           250,000  J.P. Morgan Comm'l. Mtg. Fin. Corp.
                    1997-C5 B
                    7.159% due 9/15/2029                   265,025
           126,728  LB UBS Comm'l. Mtg. Tr.
                    2001-C3 A1
                    6.058% due 6/15/2020                   131,554
           105,000  Midland Realty Acceptance Corp.
                    1996-C1 C
                    7.887% due 8/25/2028 (1)               108,080
            23,168  Morgan Stanley Capital I
                    1999-WF1 A1
                    5.91% due 11/15/2031                    23,546
           403,000  Mtg. Capital Funding, Inc.
                    1998-MC3 A2
                    6.337% due 11/18/2031                  422,167
           126,000  Salomon Brothers Mtg. Secs. VII, Inc.
                    2001-C2 A2
                    6.168% due 2/13/2010                   132,026

Total Commercial Mortgage Backed Securities
(Cost $2,142,720)                                        2,120,755

Corporate Bonds - 40.7%
Aerospace and Defense - 1.5%
$          275,000  Northrop Grumman Corp.
                    7.00% due 3/1/2006              $      282,127
            96,000  Raytheon Co.
                    4.50% due 11/15/2007                    97,327
                                                           379,454

Automotive - 3.9%
           300,000  DaimlerChrysler NA Hldg.
                    4.75% due 1/15/2008                    298,579
           275,000  Delphi Corp.
                    6.55% due 6/15/2006                    270,334
           200,000  Ford Motor Credit Co.
                    6.875% due 2/1/2006                    202,719
           200,000  General Motors Acceptance Corp.
                    6.125% due 9/15/2006                   199,078
                                                           970,710

Chemicals - 0.8%
           200,000  Praxair, Inc.
                    4.75% due 7/15/2007                    201,543

Construction Machinery - 2.0%
                    Caterpillar Financial Svcs.
           200,000  2.625% due 1/30/2007                   194,779
           200,000  3.10% due 5/15/2007                    195,350
           100,000  Deere John Capital Corp.
                    3.625% due 5/25/2007                    98,633
                                                           488,762

Consumer Products - 0.8%
           200,000  Fortune Brands, Inc.
                    2.875% due 12/1/2006                   196,347

Energy - 2.5%
           150,000  Devon Energy Corp.
                    2.75% due 8/1/2006                     146,708
           200,000  Occidental Petroleum Corp.
                    4.00% due 11/30/2007                   197,483
           124,650  RAS Laffan Liquefied Natural Gas
                    3.437% due 9/15/2009 +                 121,668
           150,000  Repsol Int'l. Fin. BV
                    7.00% due 8/1/2005                     151,767
                                                           617,626

Entertainment - 1.1%
           275,000  AOL Time Warner, Inc.
                    6.15% due 5/1/2007                     283,854

Finance Companies - 6.4%
           150,000  American General Fin. Corp.
                    5.875% due 12/15/2005                  152,217
                    Capital One Bank
           200,000  4.25% due 12/1/2008                    196,589
           325,000  6.875% due 2/1/2006                    332,733
           300,000  General Electric Capital Corp.
                    3.50% due 8/15/2007                    294,622
           150,000  HSBC Fin. Corp.
                    4.125% due 12/15/2008                  147,321
           275,000  MBNA America Bank NA
                    6.50% due 6/20/2006                    282,656
           200,000  Textron Financial Corp.
                    2.75% due 6/1/2006                     195,779
                                                         1,601,917

Financial - 1.6%
           250,000  Bear Stearns Cos., Inc.
                    3.00% due 3/30/2006                    247,667
           150,000  Lehman Brothers Hldgs., Inc.
                    6.25% due 5/15/2006                    153,590
                                                           401,257

Financial-Banks - 0.6%
           150,000  KeyCorp
                    4.625% due 5/16/2005                   150,274

Food and Beverage - 2.7%
           275,000  Kellogg Co.
                    6.00% due 4/1/2006                     279,907
           250,000  Kraft Foods, Inc.
                    4.00% due 10/1/2008                    245,124
           150,000  PepsiAmericas, Inc.
                    5.95% due 2/15/2006                    152,691
                                                           677,722

Home Construction - 0.3%
            75,000  Lennar Corp.
                    9.95% due 5/1/2010                      78,731

Lodging - 0.6%
           150,000  Marriott Int'l., Inc.
                    6.875% due 11/15/2005                  152,938

Media-Cable - 1.4%
           200,000  Comcast Cable Comm.
                    6.375% due 1/30/2006                   203,529
           150,000  Cox Comm., Inc.
                    7.75% due 8/15/2006                    156,561
                                                           360,090

Natural Gas-Pipelines - 2.7%
           150,000  Duke Energy Field Svcs.
                    7.50% due 8/16/2005                    152,154
           275,000  Enterprise Prods. Operating LP
                    4.00% due 10/15/2007                   269,232
           250,000  Sempra Energy
                    4.621% due 5/17/2007                   250,991
                                                           672,377

Paper and Forest Products - 0.4%
           100,000  Abitibi-Consolidated, Inc.
                    8.30% due 8/1/2005                     101,000

Railroads - 0.6%
           150,000  Union Pacific Corp.
                    6.40% due 2/1/2006                     152,865

Real Estate Investment Trust - 1.8%
           155,000  Avalon Bay Communities, Inc.
                    6.80% due 7/15/2006                    159,901
           150,000  ERP Operating LP
                    6.63% due 4/13/2015                    150,214
           150,000  Simon Ppty. Group LP
                    6.875% due 10/27/2005                  152,462
                                                           462,577

Services - 1.1%
           275,000  Cendant Corp.
                    6.875% due 8/15/2006                   284,623

Utilities-Electric and Water - 4.4%
           150,000  Consumers Energy Co.
                    6.25% due 9/15/2006                    154,213
           150,000  Dominion Resources, Inc.
                    4.125% due 2/15/2008                   148,297
           250,000  National Rural Utilities Coop. Fin.
                    3.00% due 2/15/2006                    248,477
           150,000  Nisource Fin. Corp.
                    7.625% due 11/15/2005                  153,446
           250,000  PSEG Power LLC
                    6.875% due 4/15/2006                   257,053
           150,000  Southern California Edison Co.
                    6.375% due 1/15/2006                   152,791
                                                         1,114,277

Wireless Communications - 0.6%
           150,000  AT & T Wireless Svcs., Inc.
                    6.875% due 4/18/2005                   150,198

Wireline Communications - 2.9%
           150,000  Deutsche Telekom Int'l. Fin. BV
                    8.25% due 6/15/2005 (1)                151,447
           150,000  France Telecom
                    7.20% due 3/1/2006 (1)                 154,617
           250,000  Sprint Capital Corp.
                    6.00% due 1/15/2007                    256,994
           150,000  Telefonica Europe BV
                    7.35% due 9/15/2005                    152,566
                                                           715,624

Total Corporate Bonds
(Cost $10,375,087)                                      10,214,766

U.S. Government Securities - 29.4%
U.S. Government Agency Securities - 6.1%
                    FHLMC
           415,000  3.15%, 12/16/2008               $      398,337
                    FNMA
           500,000  3.125%, 12/15/2007                     486,982
           660,000  3.875%, 2/15/2010                      642,369
                                                         1,527,688

U.S. Treasury Notes - 23.3%
                    U.S. Treasury Notes
         2,754,000  2.625%, 11/15/2006                   2,707,204
         1,172,000  2.75%, 8/15/2007                     1,142,837
         1,410,000  3.125%, 5/15/2007                    1,390,116
           270,000  3.375%, 2/28/2007                      267,680
           360,000  3.375%, 2/15/2008                      354,600
                                                         5,862,437

Total U.S. Government Securities
(Cost $7,476,791)                                        7,390,125

Repurchase Agreement - 4.6%
$        1,157,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $1,157,089 at
                    2.78%, due 4/1/2005 (2)
                    (Cost $1,157,000)               $    1,157,000

Total Investments - 101.4%
(Cost $25,786,883)                                      25,474,629
Liabilities in Excess of Cash, Receivables
and Other Assets - (1.4)%                                 (347,439)
Net Assets - 100%                                   $   25,127,190


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At March 31, 2005, the aggregate market value of these securities amounted to $121,668 representing
      0.5% of net assets.
(1) Floating rate note. The rate shown is the rate in effect at March 31, 2005.
(2) The repurchase agreement is collateralized by $1,200,000 in U.S. Government Agency 3.00%, due 7/16/13, with a value of $1,185,000.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $        6,402
Gross unrealized depreciation .................          (318,656)
                                                   --------------
Net unrealized depreciation ...................    $     (312,254)
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------



...   The Guardian UBS VC Large Cap Value Fund

 Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks -- 98.2%
Shares                                                      Value
------------------------------------------------------------------
Aerospace and Defense - 3.2%
            19,800  Lockheed Martin Corp.           $    1,208,988
            14,100  Northrop Grumman Corp.                 761,118
                                                         1,970,106

Auto Components - 1.2%
            13,800  Johnson Controls, Inc.                 769,488

Biotechnology - 0.9%
            12,000  Cephalon, Inc. *                       561,960

Building Products - 2.0%
            36,100  Masco Corp.                          1,251,587

Capital Markets - 7.7%
            46,400  Mellon Financial Corp.               1,324,256
            46,700  Morgan Stanley                       2,673,575
            16,700  Northern Trust Corp.                   725,448
                                                         4,723,279

Commercial Banks - 8.8%
            25,658  Bank of America Corp.                1,131,518
            16,500  Fifth Third Bancorp                    709,170
            20,900  PNC Financial Svcs. Group            1,075,932
            41,800  Wells Fargo & Co.                    2,499,640
                                                         5,416,260

Computers and Peripherals - 1.2%
            34,300  Hewlett Packard Co.                    752,542

Construction Materials - 2.1%
            22,900  Martin Marietta Materials, Inc.      1,280,568

Diversified Financial Services - 9.4%
            72,300  Citigroup, Inc.                      3,249,162
            73,500  J.P. Morgan Chase & Co.              2,543,100
                                                         5,792,262

Diversified Telecommunication Services - 1.8%
            46,800  SBC Comm., Inc.                      1,108,692

Electric Utilities - 7.0%
            34,700  American Electric Power, Inc.        1,181,882
            28,000  Exelon Corp.                         1,284,920
            30,300  FirstEnergy Corp.                    1,271,085
            27,600  Pepco Hldgs., Inc.                     579,324
                                                         4,317,211

Food and Staples Retailing - 4.3%
            40,400  Albertson's, Inc.                      834,260
            24,200  Costco Wholesale Corp.               1,069,156
            46,700  Kroger Co. *                           748,601
                                                         2,652,017

Gas Utilities - 0.5%
            13,400  NiSource, Inc.                         305,386

Health Care Providers and Services - 4.1%
            17,700  Medco Health Solutions, Inc. *         877,389
            17,500  UnitedHealth Group                   1,669,150
                                                         2,546,539

Household Products - 1.2%
            10,800  Kimberly-Clark Corp.                   709,884

Insurance - 5.0%
            17,000  AFLAC, Inc.                            633,420
            19,300  Allstate Corp.                       1,043,358
             8,100  American Int'l. Group, Inc.            448,821
            14,400  Hartford Financial Svcs. Group, In     987,264
                                                         3,112,863

Internet and Catalog Retail - 1.1%
            30,500  IAC/InterActiveCorp *                  679,235

Machinery - 2.4%
            16,600  Illinois Tool Works, Inc.            1,486,198

Media - 8.2%
            14,200  Omnicom Group, Inc.                  1,256,984
            80,400  Time Warner, Inc. *                  1,411,020
            13,600  Tribune Co.                            542,232
            21,100  Univision Comm., Inc. *                584,259
            36,700  Viacom, Inc.                         1,278,261
                                                         5,072,756

Multi-Utilities and Unregulated Power - 1.0%
            14,900  Sempra Energy                          593,616

Oil and Gas - 8.5%
            59,500  Exxon Mobil Corp.                    3,546,200
            36,400  Marathon Oil Corp.                   1,707,888
                                                         5,254,088

Pharmaceuticals - 5.4%
            26,000  Bristol-Myers Squibb Corp.             661,960
            19,700  Johnson & Johnson                    1,323,052
            32,100  Wyeth                                1,353,978
                                                         3,338,990

Road and Rail - 3.4%
            22,200  Burlington Northern Santa Fe         1,197,246
            22,300  CSX Corp.                              928,795
                                                         2,126,041

Software - 1.3%
            32,500  Microsoft Corp.                        785,525

Specialty Retail - 0.6%
            15,300  Office Depot, Inc. *                   339,354

Thrifts and Mortgage Finance - 2.8%
            27,800  Federal Home Loan Mortgage Corp.     1,756,960

Wireless Telecommunication Services - 3.1%
            67,400  Nextel Comm., Inc. *                 1,915,508

Total Common Stocks
(Cost $48,277,308)                                      60,618,915

Exchange-Traded Fund - 0.4%
             1,800  S&P Depositary Receipts Trust Series 1
                    exp. 12/31/2099
                    (Cost $203,489)                 $      212,328

Repurchase Agreement - 0.7%
Principal
Amount                                                      Value
------------------------------------------------------------------
$          457,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $457,035 at
                    2.78%, due 4/1/2005 (1)
                    (Cost $457,000)                 $      457,000

Total Investments - 99.3%
(Cost $48,937,797)                                      61,288,243
Cash, Receivables and Other Assets
Less Liabilities - 0.7%                                    433,475
Net Assets - 100%                                   $   61,721,718

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $480,000 in U.S. Government Agency 3.25%, due 8/15/08, with a value of $466,393.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   12,913,490
Gross unrealized depreciation .................          (563,044)
                                                   --------------
Net unrealized appreciation ...................    $   12,350,446
                                                   ==============
-----------------------------------------------------------------

-----------------------------------------------------------------



...   The Guardian UBS VC Small Cap Value Fund

 Schedule of Investments

March 31, 2005 (Unaudited)


Common Stocks -- 93.5%
Shares                                                       Value
------------------------------------------------------------------
Aerospace and Defense - 2.9%
            12,500  Esterline Technologies Corp. *  $      431,875
             6,300  Triumph Group, Inc. *                  245,322
                                                           677,197

Airlines - 3.4%
            36,000  AMR Corp. *                            385,200
            19,300  Mesa Air Group, Inc. *                 135,100
            27,300  Pinnacle Airlines Corp. *              289,926
                                                           810,226

Auto Components - 1.4%
            13,600  American Axle & Mfg. Hldgs., Inc.      333,200

Biotechnology - 1.1%
            11,400  Alkermes, Inc. *                       118,332
             8,200  Ligand Pharmaceuticals, Inc. *          46,986
             5,700  Vicuron Phamaceuticals, Inc. *          89,832
                                                           255,150

Building Products - 0.4%
             7,200  Apogee Enterprises, Inc.               102,816

Capital Markets - 3.5%
            27,400  Apollo Investment Corp.                459,772
             9,600  National Financial Partners Corp.      382,080
                                                           841,852

Chemicals - 0.9%
             5,100  Lubrizol Corp.                         207,264

Commercial Banks - 7.2%
            11,200  Boston Private Financial Hldgs., I     266,000
            18,300  Colonial BancGroup, Inc.               375,516
             7,800  Cullen/Frost Bankers, Inc.             352,170
             3,600  First BanCorp.                         152,100
             8,200  South Financial Group, Inc.            250,428
             6,100  Trustmark Corp.                        176,900
             4,610  Vineyard National Bancorp Co.          126,268
                                                         1,699,382

Commercial Services and Supplies - 4.9%
            14,800  Jackson Hewitt Tax Svc., Inc.          309,616
            25,600  McGrath Rentcorp                       598,528
             6,000  Mobile Mini, Inc. *                    242,460
                                                         1,150,604

Communications Equipment - 1.7%
            12,600  Harris Corp.                           411,390

Electric Utilities - 1.6%
             4,400  Allete, Inc.                           184,140
             7,600  Hawaiian Electric Inds., Inc.          193,952
                                                           378,092

Electrical Equipment - 3.0%
            17,900  Regal-Beloit Corp.                     515,341
            11,800  Ultralife Batteries, Inc. *            202,016
                                                           717,357

Electronic Equipment and Instruments - 2.9%
            15,800  Methode Electronics, Inc.              191,338
            17,600  Newport Corp. *                        255,024
            12,300  Park Electrochemical Corp.             249,198
                                                           695,560

Energy Equipment and Services - 2.6%
            10,500  Oceaneering Int'l., Inc. *             393,750
             6,800  Offshore Logistics, Inc. *             226,576
                                                           620,326

Food Products - 1.2%
            14,800  Hain Celestial Group, Inc. *           275,872

Gas Utilities - 1.1%
             7,400  AGL Resources, Inc.                    258,482

Health Care Equipment and Supplies - 3.2%
            28,600  Candela Corp. *                        255,112
             3,900  Diagnostic Products Corp.              188,370
             2,100  Haemonetics Corp. *                     88,536
             7,100  Mentor Corp.                           227,910
                                                           759,928

Health Care Providers and Services - 5.0%
             5,600  LifePoint Hospitals, Inc. *            245,504
             6,600  Molina Healthcare, Inc. *              304,194
             4,400  RehabCare Group, Inc. *                126,324
            13,750  Renal Care Group, Inc. *               521,675
                                                         1,197,697

Hotels, Restaurants and Leisure - 0.6%
             3,400  CBRL Group, Inc.                       140,420

Household Durables - 4.8%
            13,800  Department 56, Inc. *                  240,948
            12,900  Furniture Brands Int'l., Inc.          281,349
             6,100  Libbey, Inc.                           128,100
             6,100  Lifetime Hoan Corp.                     94,489
             6,400  Ryland Group, Inc.                     396,928
                                                         1,141,814

Information Technology Services - 2.0%
            27,400  BearingPoint, Inc. *                   240,298
            27,000  SM&A *                                 223,020
                                                           463,318

Insurance - 4.2%
             9,100  AmerUs Group Co.                       429,975
            26,900  Seabright Insurance Hldgs. *           278,146
             6,300  Selective Insurance Group, Inc.        291,249
                                                           999,370

Internet Software and Services - 0.9%
            74,600  Tumbleweed Comm. Corp. *               205,896

Machinery - 4.2%
            10,300  Gardner Denver, Inc. *                 406,953
             4,200  Harsco Corp.                           250,362
             9,400  Nordson Corp.                          346,108
                                                         1,003,423

Media - 4.3%
             8,800  ADVO, Inc.                             329,560
            20,000  Radio One, Inc. *                      295,000
            13,900  Saga Comm., Inc. *                     223,790
            20,300  Sinclair Broadcast Group, Inc.         163,009
                                                         1,011,359

Metals and Mining - 2.3%
            10,450  Quanex Corp.                           557,194

Multi-Utilities and Unregulated Power - 2.3%
             9,700  Equitable Resources, Inc.              557,168

Oil and Gas - 1.7%
             3,600  Cimarex Energy Co. *                   140,400
            16,400  NGP Capital Resources Co.              263,712
                                                           404,112

Personal Products - 1.2%
            12,300  Nu Skin Enterprises, Inc.              276,873

Pharmaceuticals - 1.0%
             9,200  Connetics Corp. *                      232,668

Real Estate - 3.7%
            10,407  Government Pptys. Trust, Inc.          103,654
             7,300  Parkway Pptys., Inc.                   340,910
             2,000  SL Green Realty Corp.                  112,440
            11,300  Thornburg Mortgage, Inc.               316,852
                                                           873,856

Road and Rail - 3.1%
             7,450  Genesee & Wyoming, Inc. *              193,030
             7,900  Landstar Systems, Inc. *               258,725
             4,900  Yellow Roadway Corp. *                 286,846
                                                           738,601

Software - 1.4%
            14,700  Mentor Graphics Corp. *                201,390
             4,600  Reynolds & Reynolds Co.                124,476
                                                           325,866

Specialty Retail - 4.9%
             5,900  Linens 'n Things, Inc. *               146,497
            22,300  Party City Corp. *                     326,472
             8,750  Rent-A-Center, Inc. *                  238,962
            16,500  The Sports Authority, Inc. *           453,750
                                                         1,165,681

Textiles, Apparel and Luxury Goods - 0.7%
             5,400  Kellwood Co.                           155,466

Thrifts and Mortgage Finance - 2.2%
             5,600  IndyMac Bancorp, Inc.                  190,400
            41,400  Ocwen Financial Corp. *                334,098
                                                           524,498

Total Common Stocks
(Cost $18,605,263)                                      22,169,978

Exchange-Traded Fund - 1.0%
             1,300  iShares Russell 2000 Value Index Fund
                    (Cost $240,254)                 $      239,525

Repurchase Agreement - 3.7%
Principal
Amount                                                       Value
------------------------------------------------------------------
$          861,000  State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 3/31/2005, maturity
                    value $861,066 at
                    2.78%, due 4/1/2005 (1)
                    (Cost $861,000)                 $      861,000

Total Investments - 98.2%
(Cost $19,706,517)                                      23,270,503
Cash, Receivables and Other Assets
Less Liabilities - 1.8%                                    434,123
Net Assets - 100%                                   $   23,704,626

*     Non-income producing security.
(1) The repurchase agreement is collateralized by $915,000 in U.S. Government Agency 3.25%, due 2/15/09, with a value of $881,771.


-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $    4,178,818
Gross unrealized depreciation .................          (614,832)
                                                   --------------
Net unrealized appreciation ...................    $    3,563,986
                                                   ==============
-----------------------------------------------------------------

------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
         rule 30a-3(d) under the 1940 Act)   that occurred during the
         registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Variable Contract Funds, Inc


Date:     April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Variable Contract Funds, Inc


Date:    April 27, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Variable Contract Funds, Inc


Date:     April 27, 2005






1